Inventory (Inventory) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Inventories [Line Items]
Course materials in schools	$ 6,620	$ 6,218
Publications in bookstores	13,454	11,793
Inventory	$ 20,074	$ 18,011